Basis of Preparation of the Financial Statements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accumulated loss	$ (43,672)	$ (38,472)	[1]
According to the previous policy [Member]
Accumulated loss		(38,567)
Deferred income		95
The change [Member]
Accumulated loss		95
Deferred income		(95)
According to IFRS 15 [Member]
Accumulated loss		(38,742)
Deferred income

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).